UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	9/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

[Logo of Tax-Free Trust of Oregon: a square with two pine trees in front of a mountain]

                 SERVING OREGON INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF OREGON
                                  ANNUAL REPORT
                              MANAGEMENT DISCUSSION

     As of the fiscal year end of September 30, 2003, the total net assets of Tax-Free Trust of Oregon (the "Trust") were $441,497,870 as compared to $402,481,655 on September 30, 2002. Most of this growth in assets was realized through new investors buying shares of the Trust, as well as existing shareholders adding to their accounts.

     As you are probably aware, the Federal Reserve Board (the "Fed") last lowered short-term interest rates in June of 2003 and then only 1/4 of 1% to the level of 1.00%. The bond market was generally disappointed by the amount of the cut and, therefore, reacted with a relatively significant rise in rates from which the bond market has not, in our minds, fully recovered. Treasury securities with maturities longer than three years have higher yields and lower market values than they had at September 30, 2002. Municipal bonds, while not as dramatic in their reaction as the Treasury market, have also suffered through decreasing market values for bonds with maturities longer than 8 years since September 30, 2002.

     Concurrently, the generally higher interest rates caused the Class A share of the Trust to be slightly lower on September 30, 2003, at the level of $11.04, as compared to $11.12 on September 30, 2002.

     The 2003 Oregon Legislature endured the longest session in its history as it struggled to come up with responsible means to balance the budget - a State Constitutional requirement - for the 2003-05 biennium. As the unemployment rate rose and the revenue flowing to the State's coffers dwindled, we saw the legislators battle how to keep schools and state services operating at expected levels. At many points, the Legislature seemed to be at a standstill, as stalwart Republicans wanted to cut levels of programs and moderate Republicans and Democrats wanted to raise taxes. With the economy not bailing them out, and what seemed to be a sense of fiscal panic beginning to set in, a small group of bipartisan lawmakers got together and pounded out a way to achieve the revenue in order to meet a $11.4 billion budget for Oregon - Raise Taxes.

     The actual tax increase is for three years and is being called an income tax surcharge. The three-year surcharge is expected to raise over $800 million in increased revenue. Some estimates say that the average Oregonian will have their state tax increased by a few $100 and should not feel the impact as their federal tax decrease is expected to all but make up for the state increase. As of this writing, signatures were being gathered to put the tax increase on a special ballot to be voted upon in February of 2004.

     All three rating agencies reduced the State's credit rating based upon their analysis of a poor economic environment in Oregon. Moodys lowered the State rating from Aa2 to Aa3 with a stable outlook, Fitch dropped the State from a AA credit to A+. And, S&P lowered the State's rating to AA- from AA with a stable outlook. The highest investment grade rating is AAA (Aaa) and the lowest is BBB, with varying degrees within each category. Over the past 30 years, Oregon's State credit has fluctuated between Aaa rated and A rated. The State of Oregon has not enjoyed a Aaa credit rating level since 1979, and only Moody's has ever rated it Aaa. The highest that Standard & Poors has ever rated the State is AA+ and that was only for a short period of time in 1979-1980. For the most part, during the past 30 years, Oregon has been a Aa/AA rated credit, just sometimes a little weaker than other times.

     We believe City, County and School District budgets across the country have fared better than their respective overall State budgets. Strong housing markets throughout the country have generally left local municipal budgets in better shape, as many depend on property taxes, not the more volatile income tax for revenue. During the economic boom of the 1990's, Oregonians passed initiatives that reduced and capped property taxes. Furthermore, the State Legislature was instructed to provide for the adequate funding of schools. Where local municipalities outside of Oregon were benefiting from rising property values, their revenue streams were more stable. By contrast, Oregonians had shifted from property taxes to the arguably much more volatile income tax as a major source of revenue. This "shift" left many local Oregon municipalities scrambling as the State ran into decreasing revenue, which resulted in less money flowing to the local municipalities. Many School Districts asked voters to pass levys to help prop up their budgets. Multnomah County residents recently passed Oregon's first county income tax to support the school district and some emergency service programs. The income tax is for 1.25% and is retroactive to January of 2003. The tax is not due until April of 2004, but the county does have a form available that will help residents estimate their tax so it can be paid now.

     In general, issuance of municipal debt nationally through the first nine months of 2003 was the highest on record, $286 billion, a 12.9% increase over same period for 2002. In our view, consumer demand for municipal securities continued to be strong as the result of equity markets continuing to be volatile. Municipalities found the low interest rates appetizing as they plugged budget holes and refinanced existing debt.

     Through September 30, 2003, the rate of municipal bond issuance within Oregon surpassed the national average, increasing by a significant 47.3% over the same period in 2002, from approximately $2.2 billion to $3.3 billion. The issuance is a mix of budget hole plugging, refinancings, and taxable debt issued for pension obligations. During the fall of 2003, Oregonians approved a State Constitution amendment that allows the State to issue general obligation debt to support the Public Employees Retirement System (PERS). The State brought to market a $2 billion pension obligation bond deal in late October that will skew Oregon issuance for 2003. The pension obligation bonds issued by the State are taxable at the Federal level. Therefore, these bonds should not have an impact on the market for double tax-exempt securities like the municipal bonds held by the Tax-Free Trust of Oregon.

     It remains the goal of Tax-Free Trust of Oregon to avoid undue volatility of share price through structuring the portfolio to consist of high-quality securities which have an intermediate average maturity. As of September 30, 2003, Tax-Free Trust of Oregon's portfolio had 96.23% of its securities rated in the two highest categories possible - Aaa and Aa. As of this date, the portfolio had an intermediate average maturity of 12.9 years. As always, we continue to evaluate credit concerns and seek to reduce, if not eliminate, those credits from the portfolio that are of concern. In general, we continue to seek a satisfactory level of double tax-free dividends as well as high stability for the principal of shareholders' investments.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2003 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                    Lehman Brothers
                  Quality Intermediate                Trust's Class A Shares
                  Municipal Bond Index    With Sales Charge        Without Sales Charge     Cost of Living Index
9/93                    $10,000                 $9,600                    $10,000                  $10,000
9/94                     $9,943                 $9,440                     $9,836                  $10,296
9/95                    $10,942                $10,251                    $10,682                  $10,558
9/96                    $11,424                $10,808                    $11,262                  $10,875
9/97                    $12,296                $11,598                    $12,086                  $11,110
9/98                    $13,195                $12,348                    $12,867                  $11,275
9/99                    $13,334                $12,317                    $12,835                  $11,571
9/00                    $14,045                $12,969                    $13,514                  $11,971
9/01                    $15,382                $14,145                    $14,739                  $12,288
9/02                    $16,653                $15,331                    $15,975                  $12,474
9/03                    $17,351                $15,933                    $16,602                  $12,764


                                                             AVERAGE ANNUAL TOTAL RETURN
                                                        FOR PERIODS ENDED SEPTEMBER 30, 2003
                                                    --------------------------------------------
                                                                                         SINCE
                                                    1 YEAR      5 YEARS    10 YEARS    INCEPTION
                                                    ------      -------    --------    ---------
Class A (6/16/86)
   With Sales Charge .........................      (0.47)%      4.30%       4.77%       6.34%
   Without Sales Charge ......................       3.65%       5.15%       5.20%       6.59%

Class C (4/5/96)
   With CDSC .................................       1.77%       4.26%        n/a        4.96%
   Without CDSC ..............................       2.77%       4.26%        n/a        4.96%

Class Y (4/5/96)
   No Sales Charge ...........................       3.80%       5.31%        n/a        6.02%

Lehman Index .................................       4.19%       5.63%       5.66%       6.58%* (Class A)
                                                     4.19%       5.63%        n/a        6.03%  (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

     We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Oregon, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
November 14, 2003

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2003

                                                                            RATING
    FACE                                                                   MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (56.5%)              S&P            VALUE
------------   --------------------------------------------------------    --------      -------------
               City of Beaverton, Oregon
$    960,000         6.050%, 04/01/2004 ...............................     Aa3/AA       $     983,270
   1,020,000         6.150%, 04/01/2005 ...............................     Aa3/AA           1,043,837
   1,080,000         6.250%, 04/01/2006 ...............................     Aa3/AA           1,105,607
               Bend, Oregon Transportation Highway System
                  (MBIA Corporation Insured)
   1,135,000         5.300%, 9/1/2017 .................................     Aaa/NR           1,235,731
               Benton & Linn Counties Oregon School District
                  #509J (Financial Security Assurance Insured)
   4,670,000         5.000%, 06/01/2021 ...............................     Aaa/NR           4,909,337
               Chemeketa, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
   1,385,000         5.500%, 06/01/2014 ...............................     Aaa/AAA          1,610,063
               Clackamas County, Oregon School District #007J
                  (Lake Oswego)
   1,500,000         5.700%, 06/15/2010 ...............................     Aa2/NR           1,543,245
   1,340,000         5.375%, 06/01/2013 ...............................     Aa2/NR           1,510,850
               Clackamas County, Oregon School District #62
                  (Oregon City) (State School Bond Guaranty Program)
   1,330,000         5.375%, 06/15/2017 ...............................    Aa3/AA***         1,469,650
   2,030,000         5.500%, 06/15/2020 ...............................    Aa3/AA***         2,217,775
               Clackamas County, Oregon School District #86
                  (Canby) (State School Bond Guaranty Program)
   3,535,000         5.250%, 06/15/2020 ...............................    Aa3/AA***         3,791,287
               Clackamas County, Oregon School District #108
                  (Estacada) (Financial Security Assurance Insured)
   1,295,000         5.375%, 06/15/2017 ...............................     Aaa/AAA          1,427,737
   2,000,000         5.000%, 06/15/2025 ...............................     Aaa/AAA          2,042,500
               Clackamas County, Oregon School District #115
                  (Gladstone) (AMBAC Indemnity Corporation Insured)
     615,000         5.700%, 06/01/2007 ...............................     Aaa/AAA            646,636
   1,000,000         6.150%, 06/01/2014 ...............................     Aaa/AAA          1,054,390
               Clackamas County, Oregon Tax Allocation
   1,000,000         6.500%, 05/01/2020 ...............................     NR/NR*           1,000,740
               Clackamas, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
   3,955,000         5.250%, 06/15/2017 ...............................     Aaa/AAA          4,315,894
   4,310,000         5.250%, 06/15/2018 ...............................     Aaa/AAA          4,676,350
               Clackamas and Washington County, Oregon School
                  District #3J (Financial Guaranty Insurance
                  Corporation Insured)
$  1,620,000         5.000%, 06/01/2017 ...............................     Aaa/AAA      $   1,721,250
               Clatsop County School District #1 (Astoria) (State
                  School Bond Guaranty Program)
   1,855,000         5.500%, 06/15/2019 ...............................    NR/AA***          2,158,756
               Columbia County, Oregon School District #502
                  (Financial Guaranty Insurance Corporation Insured)
   2,070,000         zero coupon, 06/01/2015 ..........................     Aaa/AAA          1,283,400
               Deschutes County, Oregon (Financial Security
                  Assurance Insured)
   2,000,000         5.000%, 12/01/2014 ...............................     Aaa/NR           2,210,000
   1,615,000         5.000%, 12/01/2015 ...............................     Aaa/NR           1,776,500
   2,260,000         5.000%, 12/01/2016 ...............................     Aaa/NR           2,466,225
               Deschutes County, Oregon Admin. School District #1
                  (Bend-LaPine) (Financial Security Assurance Insured)
   1,145,000         5.500%, 06/15/2014 ...............................     AAA/NR           1,302,437
   1,300,000         5.500%, 06/15/2016 ...............................     AAA/NR           1,460,875
   1,355,000         5.500%, 06/15/2018 ...............................     AAA/NR           1,504,050
   3,000,000         5.125%, 06/15/2021 ...............................     AAA/NR           3,153,750
               Deschutes County, Oregon Admin. School District #1
                  (Bend-LaPine)
   1,500,000         5.000%, 12/01/2017 ...............................      A1/A            1,614,375
               Douglas County, Oregon School District #4 (Roseburg)
                  (State School Bond Guaranty Program)
   1,075,000         5.125%, 12/15/2017 ...............................     Aa3/NR           1,161,000
               Douglas County, Oregon School District #116 (Winston-
                  Dillard) (State School Bond Guaranty Program)
   1,020,000         5.625%, 06/15/2020 ...............................    NR/AA***          1,125,825
               Eugene, Oregon (Parks & Open Space)
   1,465,000         5.250%, 02/01/2018 ...............................     Aa2/NR           1,604,175
   1,555,000         5.250%, 02/01/2019 ...............................     Aa2/NR           1,689,119
               Gresham, Oregon (Financial Security Assurance Insured)
   1,155,000         5.375%, 06/01/2018 ...............................     Aaa/NR           1,277,718
               Jackson County, Oregon School District #4 (Phoenix-
                  Talent) (Financial Security Assurance Insured)
   1,490,000         5.500%, 06/15/2013 ...............................     Aaa/AAA          1,685,563
   1,395,000         5.500%, 06/15/2018 ...............................     Aaa/AAA          1,548,450
               Jackson County, Oregon School District #9 (Eagle
                  Point) (State School Bond Guaranty Program)
$  1,120,000         5.625%, 06/15/2017 ...............................     Aa3/NR       $   1,269,800
   1,880,000         5.000%, 06/15/2021 ...............................     Aa3/NR           1,955,200
               Jackson County, Oregon School District #549 (Medford)
                  (State School Bond Guaranty Program)
   1,750,000         5.000%, 06/15/2012 ...............................     Aa3/NR           1,962,187
               Jackson County, Oregon School District #549C
                  (Financial Security Assurance Insured)
   1,000,000         5.300%, 06/01/2008 ...............................     Aaa/AAA          1,071,250
               Jefferson County School District #509J (Financial
                  Guaranty Insurance Corporation Insured)
   1,215,000         5.250%, 06/15/2014 ...............................     Aaa/AAA          1,359,281
   1,025,000         5.250%, 06/15/2017 ...............................     Aaa/AAA          1,128,781
               Josephine County, Oregon School District #7
                  (Grants Pass) (Financial Guaranty Insurance
                  Corporation Insured)
   2,700,000         5.700%, 06/01/2013 ...............................     Aaa/AAA          3,024,000
               Josephine County, Oregon Three Rivers School
                  District (Financial Security Assurance Insured)
   1,780,000         5.250%, 06/15/2018 ...............................     Aaa/NR           1,931,300
   1,130,000         5.000%, 06/15/2019 ...............................     Aaa/NR           1,192,150
               Lane County, Oregon School District #40 (Creswell)
                  (State School Bond Guaranty Program)
   1,430,000         5.375%, 06/15/2020 ...............................      NR/AA           1,553,337
               Lane County, Oregon School District #52J (Financial
                  Guaranty Insurance Corporation Insured)
     750,000         6.400%, 12/01/2009 ...............................     Aaa/AAA            865,312
               Lane & Douglas County, Oregon School District #45J
                  (South Lane) (State School Bond Guaranty Program)
   1,525,000         6.000%, 06/15/2018 ...............................    NR/AA***          1,820,469
               Lane & Douglas County, Oregon School District 97J
                  (Siuslaw) (State School Bond Guaranty Program)
   1,000,000         5.400%, 06/15/2019 ...............................     Aa3/NR           1,097,500
               Lincoln County, Oregon (MBIA Corporation Insured)
   1,000,000         5.375%, 02/01/2010 ...............................     Aaa/AAA          1,013,360
               Lincoln County, Oregon School District (Financial
                  Guaranty Insurance Corporation Insured)
$  1,245,000         5.250%, 06/15/2012 ...............................     Aaa/AAA      $   1,386,619
               Linn-Benton, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
   1,160,000         zero coupon, 06/15/2011 ..........................     Aaa/AAA            884,500
               Linn County, Oregon School District #7 (Harrisburg)
                  (State School Bond Guaranty Program)
   1,660,000         5.500%, 06/15/2019 ...............................    NR/AA***          1,821,850
               Linn County, Oregon School District #9 (Lebanon)
                  Convertible Capital Appreciation Bond (Financial
                  Guaranty Insurance Corporation Insured)
   3,000,000         zero coupon, 06/15/2030 ..........................     Aaa/AAA          3,116,250
               Linn County, Oregon School District #9 (Lebanon)
                  (MBIA Corporation Insured)
   2,500,000         5.000%, 06/15/2030 ...............................     Aaa/AAA          2,540,625
               Malheur County, Oregon Jail Bonds (MBIA
                  Corporation Insured)
   1,345,000         6.300%, 12/01/2012 ...............................     Aaa/AAA          1,482,862
               Marion & Polk County, Oregon School District #24
                  (Salem-Keizer) (Financial Security Assurance Insured)
   1,000,000         4.875%, 06/01/2014 ...............................     Aaa/AAA          1,052,500
               Metro, Oregon
   3,240,000         5.000%, 01/01/2013 ...............................     Aa1/AA+          3,519,450
   3,000,000         5.250%, 09/01/2014 ...............................     Aa1/AA+          3,363,750
               Multnomah and Clackamas County, Oregon School
                  District #10 (Gresham-Barlow) (Financial Security
                  Assurance Insured)
   1,500,000         5.500%, 06/15/2018 ...............................     Aaa/AAA          1,665,000
   2,650,000         5.000%, 06/15/2021 ...............................     Aaa/AAA          2,772,562
               Multnomah County School District #7 (Reynolds)
                  (State School Bond Guaranty Program)
     500,000         5.625%, 06/15/2017 ...............................    Aa3/AA***           566,875
   2,375,000         5.125%, 06/15/2019 ...............................    Aa3/AA***         2,532,344
               Multnomah County School District #40
   5,100,000         5.625%, 06/01/2012 ...............................     NR/AA-           5,309,100
               Multnomah County School District #40 (Financial
                  Security Assurance Insured)
$  2,055,000         5.000%, 12/01/2015 ...............................     Aaa/AAA      $   2,214,262
   1,000,000         5.000%, 12/01/2017 ...............................     Aaa/AAA          1,066,250
               Northern Oregon Correctional (AMBAC Indemnity
                  Corporation Insured)
   1,195,000         5.400%, 09/15/2016 ...............................     Aaa/AAA          1,310,019
               Oak Lodge Water District (AMBAC Indemnity
                  Corporation Insured)
     215,000         7.300%, 12/01/2005 ...............................     Aaa/AAA            230,856
     215,000         7.300%, 12/01/2006 ...............................     Aaa/AAA            229,512
     215,000         7.400%, 12/01/2007 ...............................     Aaa/AAA            229,512
               State of Oregon Board of Higher Education
     820,000         zero coupon, 08/01/2016 ..........................    Aa3/AA***           472,525
     655,000         zero coupon, 08/01/2017 ..........................    Aa3/AA***           356,156
     500,000         zero coupon, 08/01/2018 ..........................    Aa3/AA***           255,625
     540,000         zero coupon, 08/01/2019 ..........................    Aa3/AA***           260,550
   2,560,000         5.500%, 08/01/2021 ...............................    Aa3/AA***         2,796,800
   3,000,000         5.000%, 08/01/2022 ...............................    Aa3/AA***         3,123,750
   1,655,000         5.600%, 08/01/2023 ...............................    Aa3/AA***         1,789,469
   1,500,000         5.600%, 08/01/2023 ...............................    Aa3/AA***         1,621,875
   6,300,000         6.000%, 08/01/2026 ...............................    Aa3/AA***         7,245,000
               State of Oregon Elderly & Disabled Housing
      40,000         6.250%, 08/01/2013 ...............................    Aa3/AA***            40,484
               State of Oregon Refunding Series A
   1,975,000         5.250%, 10/15/2013 ...............................    Aa3/AA***         2,231,750
   2,115,000         5.250%, 10/15/2014 ...............................    Aa3/AA***         2,368,800
               State of Oregon Veterans' Welfare
     700,000         9.200%, 10/01/2008 ...............................     Aa3/AA             926,625
   1,010,000         5.200%, 10/01/2018 ...............................     Aa3/AA           1,051,662
     845,000         5.250%, 10/01/2042 ...............................     Aa3/AA             873,519
               Polk, Marion, and Benton County, Oregon School
                  District #13J (Financial Guaranty Insurance
                  Corporation Insured)
   1,000,000         5.500%, 12/01/2008 ...............................     Aaa/AAA          1,062,500
               City of Portland, Oregon
   1,480,000         5.100%, 10/01/2009 ...............................     Aaa/NR           1,483,685
   2,790,000         5.750%, 06/01/2013 ...............................     Aaa/NR           3,006,225
               City of Portland, Oregon (continued)
$  1,000,000         4.600%, 06/01/2014 ...............................     Aaa/NR       $   1,058,750
   2,000,000         5.600%, 06/01/2015 ...............................     Aa2/NR           2,187,500
     175,000         5.250%, 06/01/2015 ...............................     Aa2/NR             185,500
   2,975,000         zero coupon, 06/01/2015                                Aa2/NR           1,833,344
   1,120,000         5.125%, 06/01/2018 ...............................     Aaa/NR           1,225,000
  10,480,000         4.350%, 06/01/2023 ...............................     Aa2/NR          10,178,700
               Portland, Oregon Community College District
   3,015,000         5.125%, 06/01/2013 ...............................     Aa2/AA           3,335,344
   3,115,000         5.125%, 06/01/2016 ...............................     Aa2/AA           3,379,775
   2,350,000         5.000%, 06/01/2021 ...............................     Aa2/AA           2,441,063
               Portland, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
   1,395,000         5.000%, 06/01/2017 ...............................     Aaa/AAA          1,489,163
               Southwestern Oregon Community College District
                  (MBIA Corporation Insured)
   1,120,000         6.000%, 06/01/2025 ...............................     Aaa/AAA          1,278,200
               Tillamook County, Oregon School District #9 (Financial
                  Security Assurance Insured)
   3,000,000         5.250%, 06/15/2022 ...............................     Aaa/AAA          3,198,750
               Tualatin Hills Park and Recreation District, Oregon
                  (MBIA Corporation Insured)
   2,470,000         5.750%, 03/01/2012 ...............................     Aaa/AAA          2,633,638
   2,000,000         5.750%, 03/01/2015 ...............................     Aaa/AAA          2,132,500
               Umatilla County, Oregon (Financial Guaranty
                  Insurance Corporation Insured)
   2,000,000         5.600%, 10/01/2015 ...............................     Aaa/AAA          2,245,000
               Umatilla County, Oregon School District #8R Hermiston
                  (AMBAC Indemnity Corporation Insured)
     700,000         6.100%, 12/01/2012 ...............................     Aaa/AAA            741,125
               Umatilla County, Oregon School District #16R
                  (Pendleton) (Financial Guaranty Insurance
                  Corporation Insured)
   1,550,000         5.500%, 07/01/2012 ...............................     Aaa/NR           1,794,125
               Wasco County, Oregon School District #12
                  (Financial Security Assurance Insured)
   1,135,000         6.000%, 06/15/2015 ...............................     Aaa/AAA          1,354,906
   1,400,000         5.500%, 06/15/2017 ...............................     Aaa/AAA          1,641,500
   1,790,000         5.500%, 06/15/2020 ...............................     Aaa/AAA          2,096,538
               Washington & Clackamas Counties, School District
                  #23 (Tigard) (MBIA Corporation Insured)
$  4,700,000         5.375%, 06/15/2014 ...............................     Aaa/NR       $   5,322,750
   2,500,000         5.375%, 06/15/2020 ...............................     Aaa/NR           2,743,750
               Washington & Clackamas Counties, School District
                  #23J (Tigard)
   1,000,000         5.650%, 06/01/2015 ...............................     Aa3/NR           1,113,750
               Washington County, Oregon
   1,000,000         5.000%, 06/01/2017 ...............................     Aa2/NR           1,067,500
               Washington County, Oregon School District #15
                  (Forest Grove) (Financial Security Assurance Insured)
   2,285,000         5.375%, 06/15/2014 ...............................     Aaa/NR           2,556,344
   1,760,000         5.375%, 06/15/2016 ...............................     Aaa/NR           1,953,600
   2,000,000         5.000%, 06/15/2021 ...............................     Aaa/NR           2,085,000
               Washington County, Oregon School District
                  #48J (Beaverton)
   1,175,000         5.500%, 06/01/2006 ...............................     Aa2/AA-          1,206,408
   1,130,000         5.600%, 06/01/2007 ...............................     Aa2/AA-          1,160,872
   1,000,000         6.150%, 06/01/2008 ...............................     Aa2/AA-          1,007,520
   1,415,000         5.700%, 06/01/2008 ...............................     Aa2/AA-          1,453,729
   1,440,000         6.000%, 06/01/2011 ...............................     Aa2/AA-          1,482,624
   2,000,000         5.125%, 01/01/2015 ...............................     Aa2/AA-          2,172,500
   1,620,000         5.125%, 01/01/2016 ...............................     Aa2/AA-          1,751,625
               Washington County, Oregon School District #48J
                  (Beaverton) (Financial Guaranty Insurance
                  Corporation Insured)
   2,700,000         5.375%, 06/01/2019 ...............................     Aaa/AAA          2,980,125
               Washington, Clackamas, & Yamhill County, Oregon
                  School District #88JT (Financial Security
                  Assurance Insured)
     585,000         6.100%, 06/01/2012 ...............................     Aaa/AAA            633,994
   2,315,000         6.100%, 06/01/2012 ...............................     Aaa/AAA          2,508,881
   2,055,000         5.125%, 06/15/2012 ...............................     Aaa/NR           2,273,344
               Washington, Multnomah & Yamhill County, Oregon
                  School District #1J
   1,295,000         5.250%, 06/01/2013 ...............................     Aa3/NR           1,450,400
               Washington & Yamhill, Oregon County School District
                  #58J (AMBAC Indemnity Corporation Insured)
$     70,000         6.600%, 11/01/2004 ...............................     Aaa/AAA      $      70,301
      80,000         6.600%, 11/01/2005 ...............................     Aaa/AAA             80,334
      90,000         6.600%, 11/01/2006 ...............................     Aaa/AAA             90,376
               Yamhill County, Oregon School District #29J (Newberg)
                  (Financial Security Assurance Insured)
   2,000,000         5.350%, 06/01/2006 ...............................     Aaa/AAA          2,055,000
               Yamhill County, Oregon School District #29J (Newberg)
                  (MBIA Corporation Insured)
   2,850,000         5.250%, 06/15/2017 ...............................     Aaa/NR           3,138,563
   3,765,000         5.250%, 06/15/2020 ...............................     Aaa/NR           4,085,025
                                                                                         -------------
                     Total State of Oregon General Obligation Bonds ...                    249,708,728
                                                                                         -------------


               STATE OF OREGON REVENUE BONDS - 40.9%
               --------------------------------------------------------

               AIRPORT REVENUE BONDS - 0.7%
               --------------------------------------------------------
               Port of Portland, Oregon Airport (AMBAC Indemnity
                  Corporation Insured)
   3,000,000         5.500%, 07/01/2024 ...............................     Aaa/AAA          3,213,750
                                                                                         -------------

               CERTIFICATES OF PARTICIPATION REVENUE BONDS - 4.5%
               --------------------------------------------------------
               Oregon State Department of Administration Services
                  (AMBAC Indemnity Corporation Insured)
     500,000         5.375%, 05/01/2014 ...............................     Aaa/AAA            562,500
     950,000         5.000%, 11/01/2019 ...............................     Aaa/AAA          1,004,625
   1,120,000         5.000%, 05/01/2021 ...............................     Aaa/AAA          1,171,800
   1,500,000         5.800%, 05/01/2024 ...............................     Aaa/AAA          1,725,000
   3,945,000         6.000%, 05/01/2026 ...............................     Aaa/AAA          4,729,069
               Oregon State Department of Administrative Services
                  (Financial Security Assurance Insured)
   1,300,000         5.500%, 11/01/2012 ...............................     Aaa/AAA          1,512,875
   1,135,000         5.000%, 05/01/2015 ...............................     Aaa/AAA          1,248,500
               Oregon State Department of Administration Services
                  (MBIA Corporation Insured)
   1,530,000         5.375%, 11/01/2016 ...............................     Aaa/AAA          1,679,175
   4,250,000         5.500%, 11/01/2020 ...............................     Aaa/AAA          4,675,000
               Washington County, Oregon Educational Services
     645,000         5.625%, 06/01/2016 ...............................      A1/NR             669,994
               Washington County, Oregon Educational Services
                  (MBIA Corporation Insured)
$    830,000         5.750%, 06/01/2025 ...............................     Aaa/AAA      $     883,950
                                                                                         -------------
               Total Certificates of Participation Revenue Bonds ......                     19,862,488
                                                                                         -------------

               HOSPITAL REVENUE BONDS - 7.6%
               --------------------------------------------------------
               Clackamas County, Oregon Hospital Facilities
                  Authority (Legacy Health System)
   2,000,000         5.250%, 02/15/2017 ...............................     Aa3/AA           2,100,000
   2,980,000         5.250%, 02/15/2018 ...............................     Aa3/AA           3,110,375
               Clackamas County, Oregon Hospital Facilities Authority
                  (Legacy Health System) (MBIA Corporation Insured)
   2,650,000         4.750%, 02/15/2011 ...............................     Aaa/AAA          2,878,562
               Clackamas County, Oregon Hospital Facility
                  (Legacy Health System)
   4,000,000         5.250%, 05/01/2021 ...............................     Aa3/AA           4,150,000
               Clackamas County, Oregon Hospital Facilities
                  Authority (Mary's Woods)
   3,480,000         6.625%, 05/15/2029 ...............................     NR/NR*           3,640,950
               Deschutes County, Oregon Hospital Facilities
                  Authority (Cascade Health)
   2,000,000         5.600%, 01/01/2027 ...............................      A1/NR           2,077,500
   3,000,000         5.600%, 01/01/2032 ...............................      A1/NR           3,112,500
               Douglas County, Oregon Hospital Facilities Authority
                  (Catholic Health) (MBIA Corporation Insured)
     535,000         5.600%, 11/15/2005 ...............................     Aaa/AAA            573,119
               Medford, Oregon Hospital Authority (Asante Health
                  Systems) (MBIA Corporation Insured)
   1,020,000         5.000%, 08/15/2018 ...............................     Aaa/AAA          1,074,825
               State of Oregon Health Housing Educational & Cultural
                  Facilities Auth. (Peacehealth) (AMBAC Indemnity
                  Corporation Insured)
   2,300,000         5.250%, 11/15/2017 ...............................     Aaa/AAA          2,518,500
   1,850,000         5.000%, 11/15/2026 ...............................     Aaa/AAA          1,891,625
   1,430,000         5.000%, 11/15/2032 ...............................     Aaa/AAA          1,438,937
               Western Lane County, Oregon Hospital Facilities
                  Authority (Sisters of St. Joseph Hospital) (MBIA
                  Corporation Insured)
$  1,000,000         5.625%, 08/01/2007 ...............................     Aaa/AAA      $   1,052,940
   3,885,000         5.750%, 08/01/2019 ...............................     Aaa/AAA          4,092,304
                                                                                         -------------
               Total Hospital Revenue Bonds ...........................                     33,712,137
                                                                                         -------------

               HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
               BONDS - 6.3%
               --------------------------------------------------------
               Clackamas Community College District (MBIA
                  Corporation Insured)
   1,865,000         5.700%, 06/01/2016 ...............................     Aaa/AAA          2,079,475
               Multnomah County, Oregon Educational Facility
                  (University of Portland)
   1,000,000         6.000%, 04/01/2020 ...............................     NR/BBB+          1,075,000
               Oregon Health Sciences University (MBIA Corporation
                  Insured)
   3,000,000         5.250%, 07/01/2022 ...............................     Aaa/AAA          3,198,750
               Oregon Health Sciences University (MBIA Corporation
                  Insured)
   4,500,000         5.250%, 07/01/2015 ...............................     Aaa/AAA          4,854,375
  13,790,000         zero coupon, 07/01/2021 ..........................     Aaa/AAA          5,877,987
               State of Oregon Housing and Community Services
     235,000         5.900%, 07/01/2012 ...............................     Aa2/NR             247,337
     500,000         6.700%, 07/01/2013 ...............................     Aa2/NR             505,000
     245,000         6.050%, 07/01/2020 ...............................     Aa2/NR             259,700
     785,000         6.000%, 07/01/2020 ...............................     Aa2/NR             835,044
   1,880,000         5.400%, 07/01/2027 ...............................     Aa2/NR           1,943,450
   1,125,000         6.875%, 07/01/2028 ...............................     Aa2/NR           1,131,469
               State of Oregon Housing and Community Services
                  (MBIA Corporation Insured)
   1,500,000         5.450%, 07/01/2024 ...............................     Aaa/AAA          1,516,875
               State of Oregon Housing, Educational and Cultural
                  Facilities Authority (George Fox University)
                  (LOC: Bank of America)
   1,000,000         5.700%, 03/01/2017 ...............................     NR/AA-           1,055,000
               State of Oregon Housing Finance Authority
     935,000         6.800%, 07/01/2013 ...............................     AA2/A+             936,496
               Oregon St. Facilities Authority Revenue College Housing
$  1,000,000         5.300%, 10/01/2022 ...............................     NR/BBB       $   1,000,000
               City of Salem, Oregon Educational Facilities
                  (Willamette University)
   1,000,000         6.000%, 04/01/2010 ...............................      A2/NR           1,026,570
                                                                                         -------------
               Total Housing, Educational, and Cultural
                  Revenue Bonds .......................................                     27,542,528
                                                                                         -------------

               PUERTO RICO MUNICIPAL FINANCE AGENCY - 1.4%
               --------------------------------------------------------
               Puerto Rico Municipal Finance Agency (Financial
                  Security Assurance Insured)
     500,000         5.250%, 8/01/2016 ................................     Aaa/AAA            555,625
   5,000,000         5.250%, 8/01/2020 ................................     Aaa/AAA          5,431,250
                                                                                         -------------
               Total Puerto Rico Municipal Finance Agency
                  Revenue Bonds .......................................                      5,986,875
                                                                                         -------------

               TRANSPORTATION REVENUE BONDS - 4.6%
               --------------------------------------------------------
               State of Oregon Department of Transportation (Light
                  Rail) (MBIA Corporation Insured)
   2,000,000         6.000%, 06/01/2005 ...............................     Aaa/AAA          2,106,820
               Oregon St. Department Transportation Highway Usertax
   1,000,000         5.500%, 11/15/2014 ...............................     Aa1/AA+          1,151,250
   3,025,000         5.500%, 11/15/2018 ...............................     Aa1/AA+          3,384,219
   2,555,000         5.375%, 11/15/2018 ...............................     Aa1/AA+          2,807,306
   4,545,000         5.125%, 11/15/2026 ...............................     Aa1/AA+          4,669,987
               Tri-County Metropolitan Transportation District
   1,440,000         5.750%, 08/01/2016 ...............................     Aa3/AA+          1,652,400
   1,775,000         5.000%, 09/01/2016 ...............................     Aa3/AA+          1,928,094
               Tri-County Metropolitan Transportation District
                  (LOC: Morgan Guaranty Trust)
   2,500,000         5.400%, 06/01/2019 ...............................     NR/AA-           2,606,250
                                                                                         -------------
               Total Transportation Revenue Bonds .....................                     20,306,326
                                                                                         -------------

               URBAN RENEWAL REVENUE BONDS - 2.0%
               --------------------------------------------------------
               Portland, Oregon Airport Way Renewal &
                  Redevelopment (AMBAC Indemnity Corporation
                  Insured)
   1,640,000         6.000%, 06/15/2014 ...............................     Aaa/NR           1,877,800
   1,765,000         5.750%, 06/15/2020 ...............................     Aaa/NR           1,979,006
               Portland Oregon Revenue District Urban (AMBAC
                  Indemnity Corporation Insured)
$  1,420,000         5.000%, 06/15/2016 ...............................     Aaa/NR       $   1,549,575
               Portland, Oregon Urban Renewal Tax Allocation
                  (AMBAC Indemnity Corporation Insured)
                  (Convention Center)
   1,150,000         5.750%, 06/15/2018 ...............................     Aaa/NR           1,312,438
   2,000,000         5.450%, 06/15/2019 ...............................     Aaa/NR           2,190,000
                                                                                         -------------
               Total Urban Renewal Revenue Bonds ......................                      8,908,819
                                                                                         -------------

               UTILITY REVENUE BONDS - 2.0%
               --------------------------------------------------------
               Emerald Peoples Utility District, Oregon (Financial
                  Security Assurance Insured)
   1,455,000         5.250%, 11/1/2022 ................................     Aaa/NR           1,558,669
               City of Eugene, Oregon Electric Utility (Financial
                  Security Assurance Insured)
   1,060,000         5.250%, 08/01/2014 ...............................     Aaa/AAA          1,179,250
   1,600,000         5.000%, 08/01/2018 ...............................     Aaa/AAA          1,694,000
               City of Eugene, Oregon Electric Utility
   1,400,000         5.800%, 08/01/2019 ...............................     A1/AA-           1,470,322
               City of Eugene, Oregon Trojan Nuclear Project
   1,665,000         5.900%, 09/01/2009 ...............................     Aa1/AA-          1,670,428
               Northern Wasco County, Oregon Public Utility
                  Development (Financial Guaranty Insurance
                  Corporation Insured)
   1,000,000         5.625%, 12/01/2022 ...............................     Aaa/AAA          1,077,500
                                                                                         -------------
               Total Utility Revenue Bonds ............................                      8,650,169
                                                                                         -------------

               WATER AND SEWER REVENUE BONDS - 10.9%
               --------------------------------------------------------
               Bend Oregon Sewer Revenue (AMBAC Indemnity
                  Corporation Insured)
   1,130,000         5.150%, 10/01/2014 ...............................     Aaa/NR           1,234,525
               City of Klamath Falls Water (Financial Security
                  Assurance Insured)
   1,100,000         6.100%, 06/01/2014 ...............................     Aaa/AAA          1,148,532
   1,575,000         5.500%, 07/01/2016 ...............................     Aaa/AAA          1,850,625
               City of Klamath Wastewater (AMBAC Indemnity
                  Corporation Insured)
$  1,545,000         5.650%, 06/01/2020 ...............................     Aaa/AAA      $   1,714,950
               Lebanon, Oregon Wastewater (Financial Security
                  Assurance Insured)
   1,000,000         5.700%, 03/01/2020 ...............................     Aaa/AAA          1,117,500
               City of Portland Sewer (Financial Guaranty Insurance
                  Corporation Insured)
   2,900,000         5.750%, 08/01/2019 ...............................     Aaa/AAA          3,291,500
               City of Portland Sewer (Financial Security
                  Assurance Insured)
   2,760,000         5.250%, 06/01/2017 ...............................     Aaa/AAA          3,063,600
   3,470,000         5.000%, 06/01/2021 ...............................     Aaa/AAA          3,647,838
               City of Portland Sewer (MBIA Corporation Insured)
   2,500,000         5.250%, 06/01/2016 ...............................     Aaa/AAA          2,671,875
               Portland Water System
   1,440,000         5.500%, 08/01/2015 ...............................     Aa1/NR           1,487,304
   7,420,000         5.500%, 08/01/2019 ...............................     Aa1/NR           8,208,375
   1,185,000         5.500%, 08/01/2020 ...............................     Aa1/NR           1,299,056
               Salem Oregon Water & Sewer (Financial Security
                  Assurance Insured)
   1,000,000         5.375%, 06/01/2015 ...............................     Aaa/AAA          1,157,500
   1,970,000         5.375%, 06/01/2016 ...............................     Aaa/AAA          2,162,075
   3,025,000         5.500%, 06/01/2020 ...............................     Aaa/AAA          3,308,594
               Washington County, Oregon Clean Water Services
                  (Financial Guaranty Insurance Corporation Insured)
     995,000         5.000%, 10/01/2013 ...............................     Aaa/AAA          1,095,744
   3,525,000         5.125%, 10/01/2017 ...............................     Aaa/AAA          3,815,813
               Washington County Unified Sewer Agency (AMBAC
                  Indemnity Corporation Insured)
   2,120,000         5.900%, 10/01/2006 ...............................     Aaa/AAA          2,224,707
     315,000         5.900%, 10/01/2006 ...............................     Aaa/AAA            328,885
   2,500,000         6.125%, 10/01/2012 ...............................     Aaa/AAA          2,629,025
     750,000         6.125%, 10/01/2012 ...............................     Aaa/AAA            788,708
                                                                                         -------------
               Total Water and Sewer Revenue Bonds ....................                     48,246,731
                                                                                         -------------

               OTHER REVENUE BONDS - 0.9%
               --------------------------------------------------------
               Baker County Pollution Control (Ash Grove Cement
                  West Project) (Small Business Administration Insured)
$    355,000         6.200%, 07/01/2004 ...............................     Aaa/NR       $     359,846
     380,000         6.300%, 07/01/2005 ...............................     Aaa/NR             384,936
               Multnomah County School District #1J,
                  Special Obligations
   1,000,000         5.000%, 03/01/2007 ...............................      A1/A            1,014,730
               Oregon State Department of Administration
                  Services (Lottery Revenue) (Financial Security
                  Assurance Insured)
   2,000,000         5.750%, 04/01/2014 ...............................     Aaa/AAA          2,292,500
                                                                                         -------------
               Total Other Revenue Bonds ..............................                      4,052,012
                                                                                         -------------
                     Total State of Oregon Revenue Bonds ..............                    180,481,835
                                                                                         -------------

                 Total Municipal Bonds (cost $402,812,777**) ..........       97.4%        430,190,563
                 Other assets less liabilities ........................        2.6          11,307,307
                                                                             ------      -------------
                 Net Assets ...........................................      100.0%      $ 441,497,870
                                                                             ======      =============

              (*) Any security not rated (NR) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

              (**)  See notes 2f and 4.

              (***) On October 9, 2003 S&P rating changed from
                    AA to AA-.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

              AMBAC - American Municipal Bond Assurance Corp.
              LOC   - Letter of Credit
              MBIA  - Municipal Bond Investors Assurance


                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003

 ASSETS
   Investments at value (cost $402,812,777) ............................................    $430,190,563
   Cash ................................................................................       4,277,635
   Interest receivable .................................................................       6,566,966
   Receivable for Trust shares sold ....................................................       2,060,354
   Receivable for investment securities sold ...........................................          60,000
   Other assets ........................................................................          12,915
                                                                                            ------------
   Total assets ........................................................................     443,168,433
                                                                                            ------------
LIABILITIES
   Payable for Trust shares redeemed ...................................................         940,775
   Dividends payable ...................................................................         323,621
   Distribution fees payable ...........................................................         183,314
   Management fees payable .............................................................         142,009
   Accrued expenses ....................................................................          80,844
                                                                                            ------------
   Total liabilities ...................................................................       1,670,563
                                                                                            ------------
NET ASSETS .............................................................................    $441,497,870
                                                                                            ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ..    $    399,999
   Additional paid-in capital ..........................................................     412,339,258
   Net unrealized appreciation on investments (note 4) .................................      27,377,786
   Accumulated net realized gain on investments ........................................         809,306
   Undistributed net investment income .................................................         571,521
                                                                                            ------------
                                                                                            $441,497,870
                                                                                            ============
CLASS A
   Net Assets ..........................................................................    $360,543,812
                                                                                            ============
   Capital shares outstanding ..........................................................      32,660,665
                                                                                            ============
   Net asset value and redemption price per share ......................................    $      11.04
                                                                                            ============
   Offering price per share (100/96 of $11.04 adjusted to nearest cent) ................    $      11.50
                                                                                            ============
CLASS C
   Net Assets ..........................................................................    $ 43,864,024
                                                                                            ============
   Capital shares outstanding ..........................................................       3,977,030
                                                                                            ============
   Net asset value and offering price per share ........................................    $      11.03
                                                                                            ============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .......................................    $      11.03*
                                                                                            ============
CLASS Y
   Net Assets ..........................................................................    $ 37,090,034
                                                                                            ============
   Capital shares outstanding ..........................................................       3,362,209
                                                                                            ============
   Net asset value, offering and redemption price per share ............................    $      11.03
                                                                                            ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME:
     Interest income ......................................                     $ 20,136,732

     Management fees (note 3) .............................    $  1,673,961
     Distribution and service fees (note 3) ...............         875,894
     Transfer and shareholder servicing agent fees ........         195,996
     Trustees' fees and expenses (note 8) .................         125,501
     Shareholders' reports and proxy statements ...........          95,448
     Legal fees ...........................................          81,101
     Registration fees and dues ...........................          34,695
     Custodian fees .......................................          31,495
     Auditing fees ........................................          29,392
     Insurance ............................................          20,269
     Miscellaneous ........................................          41,301
                                                               ------------
                                                                  3,205,053
     Expenses paid indirectly (note 6) ....................         (35,318)
                                                               ------------
     Net expenses .........................................                        3,169,735
                                                                                ------------
     Net investment income ................................                       16,966,997

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions          811,685
     Change in unrealized appreciation on investments .....      (2,884,993)
                                                               ------------

     Net realized and unrealized gain (loss) on investments                       (2,073,308)
                                                                                ------------
     Net change in net assets resulting from operations ...                     $ 14,893,689
                                                                                ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED            YEAR ENDED
                                                                    SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                                                    ------------------    ------------------
OPERATIONS:
   Net investment income ......................................        $  16,966,997         $  15,989,370
   Net realized gain (loss) from securities transactions                     811,685               820,660
   Change in unrealized appreciation on investments ...........           (2,884,993)           13,993,923
                                                                       -------------         -------------
     Change in net assets resulting from operations ...........           14,893,689            30,803,953
                                                                       -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ......................................          (14,363,419)          (14,128,754)
   Net realized gain on investments ...........................             (695,373)             (498,294)

   Class C Shares:
   Net investment income ......................................           (1,129,376)             (661,883)
   Net realized gain on investments ...........................              (59,624)              (24,704)

   Class Y Shares:
   Net investment income ......................................           (1,405,437)           (1,122,356)
   Net realized gain on investments ...........................              (65,668)              (38,173)
                                                                       -------------         -------------
     Change in net assets from distributions ..................          (17,718,897)          (16,474,164)
                                                                       -------------         -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ..................................           83,776,003            73,069,033
   Reinvested dividends and distributions .....................           11,642,913            10,576,448
   Cost of shares redeemed ....................................          (53,577,493)          (40,530,088)
                                                                       -------------         -------------
     Change in net assets from capital share transactions .....          41,841,423            43,115,393
                                                                       -------------         -------------

    Change in net assets ......................................           39,016,215            57,445,182

NET ASSETS:
  Beginning of period .........................................          402,481,655           345,036,473
                                                                       -------------         -------------
  End of period* ..............................................        $ 441,497,870         $ 402,481,655
                                                                       =============         =============

  * Includes undistributed net investment income of: ..........        $     571,521         $     502,757
                                                                       =============         =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Trust to amortize premium and discounts on all fixed-income securities. The Fund's officers determined to adopt this requirement effective October 1, 2001. This change does not affect the Trust 's net asset value, but does change the classification of certain amounts in the statement of operations. The Trust recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $277,321 to reflect the cumulative effect of this change up to the date of adoption.


3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Trust's net assets.

     U.S. Bancorp Asset Management, Inc. (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.


b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 2003, service fees on Class A Shares amounted to $525,564, of which the Distributor retained $20,491.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2003, amounted to $262,748. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2003, amounted to $87,582. The total of these payments made with respect to Class C Shares amounted to $350,330, of which the Distributor retained $44,541.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the year ended September 30, 2003, total commissions on sales of Class A Shares amounted to $1,305,487 of which the Distributor received $243,014.


c) OTHER RELATED PARTY TRANSACTIONS

     For the year ended September 30, 2003 the Trust incurred $79,221 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Trust for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Smith & Hines LLP.


4. PURCHASES AND SALES OF SECURITIES

     During the year ended September 30, 2003, purchases of securities and proceeds from the sales of securities aggregated $84,312,038 and $48,908,915, respectively.

     At September 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $27,958,229, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $210,419 for a net unrealized appreciation of $27,747,810. The tax cost of the Trust's securities at September 30, 2003 equals $402,442,753.


5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.


6. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                  YEAR ENDED                               YEAR ENDED
                                              SEPTEMBER 30, 2003                       SEPTEMBER 30, 2002
                                       --------------------------------         --------------------------------
                                         SHARES               AMOUNT              SHARES               AMOUNT
                                       -----------         ------------         -----------         ------------
CLASS A SHARES:
   Proceeds from shares sold ...         4,290,731         $ 47,160,565           4,559,335         $ 48,860,722
   Reinvested dividends and
      distributions ............           881,039            9,639,480             860,102            9,227,559
   Cost of shares redeemed .....        (3,581,928)         (39,235,022)         (3,122,090)         (33,568,282)
                                       -----------         ------------         -----------         ------------
      Net change ...............         1,589,842           17,565,023           2,297,347           24,519,999
                                       -----------         ------------         -----------         ------------

CLASS C SHARES:
   Proceeds from shares sold ...         2,166,804           23,820,080           1,279,711           13,712,695
   Reinvested dividends and
      distributions ............            71,346              780,271              42,016              450,607
   Cost of shares redeemed .....          (588,665)          (6,451,056)           (176,382)          (1,890,476)
                                       -----------         ------------         -----------         ------------
      Net change ...............         1,649,485           18,149,295           1,145,345           12,272,826
                                       -----------         ------------         -----------         ------------

CLASS Y SHARES:
   Proceeds from shares sold ...         1,167,839           12,795,358             972,682           10,495,616
   Reinvested dividends and
      distributions ............           111,651            1,223,162              83,730              898,282
   Cost of shares redeemed .....          (722,204)          (7,891,415)           (473,970)          (5,071,330)
                                       -----------         ------------         -----------         ------------
      Net change ...............           557,286            6,127,105             582,442            6,322,568
                                       -----------         ------------         -----------         ------------
 Total transactions in Trust
   shares ......................         3,796,613         $ 41,841,423           4,025,134         $ 43,115,393
                                       ===========         ============         ===========         ============

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended September 30, 2003 there were eleven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustee's fees paid during the year averaged approximately $8,050 for carrying out responsibilities and attendance at regularly scheduled Board
Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also covers Trustees' expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and outreach meetings of Shareholders. For the fiscal year ended September 30, 2003 such meeting-related expenses averaged approximately $5,175 per Trustee.


9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions during the fiscal years ended September 30, 2003 and 2002 is as follows:

      Distributions from

                                  Year Ended September 30,
                                   2003             2002
                                -----------     ------------

      Net tax-exempt income     $16,878,780     $15,633,548
      Ordinary income                28,432          19,956
      Capital gain                  811,685         820,660
                                -----------     -----------
                                $17,718,897     $16,474,164
                                ===========     ===========


     As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:


        Accumulated net realized gain           $   811,685
        Unrealized appreciation                  27,747,810
        Undistributed tax-exempt income             522,741
                                                -----------
                                                $29,082,236
                                                ===========


      The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales and premium/discount adjustments.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                           CLASS A
                                                                --------------------------------------------------------------
                                                                                    YEAR ENDED SEPTEMBER 30,
                                                                --------------------------------------------------------------
                                                                 2003          2002          2001          2000          1999
                                                                ------        ------        ------        ------        ------
Net asset value, beginning of period .......................    $11.12        $10.72        $10.29        $10.27        $10.86
                                                                ------        ------        ------        ------        ------
Income (loss) from investment operations:
   Net investment income + .................................     0.45          0.48          0.49          0.50          0.50
   Net gain (loss) on securities (both
      realized and unrealized) .............................    (0.06)         0.41          0.44          0.02         (0.56)
                                                                ------        ------        ------        ------        ------
   Total from investment operations ........................     0.39          0.89          0.93          0.52         (0.06)
                                                                ------        ------        ------        ------        ------
Less distributions (note 10):
   Dividends from net investment income ....................    (0.45)        (0.47)        (0.49)        (0.50)        (0.51)
   Distributions from capital gains ........................    (0.02)        (0.02)        (0.01)          -           (0.02)
                                                                ------        ------        ------        ------        ------
   Total distributions .....................................    (0.47)        (0.49)        (0.50)        (0.50)        (0.53)
                                                                ------        ------        ------        ------        ------
Net asset value, end of period .............................    $11.04        $11.12        $10.72        $10.29        $10.27
                                                                ======        ======        ======        ======        ======

Total return (not reflecting sales charge) .................     3.65%         8.59%         9.18%         5.26%        (0.62)%

Ratios/supplemental data
  Net assets, end of period (in millions) ..................     $361          $345          $309          $289          $309
  Ratio of expenses to average net assets ..................     0.71%         0.71%         0.72%         0.71%         0.71%
  Ratio of net investment income to average net assets .....     4.11%         4.45%         4.62%         4.93%         4.70%
  Portfolio turnover rate ..................................      12%           11%           17%           20%           16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ..................     0.70%         0.69%         0.70%         0.70%         0.68%

-------------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS C
                                                           --------------------------------------------------
                                                                        YEAR ENDED SEPTEMBER 30,
                                                           --------------------------------------------------
                                                            2003       2002       2001       2000       1999
                                                           ------     ------     ------     ------     ------
Net asset value, beginning of period ................      $11.11     $10.71     $10.28     $10.27     $10.85
                                                           ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income + ..........................       0.36       0.38       0.39       0.41       0.41
   Net gain (loss) on securities (both
      realized and unrealized) ......................      (0.06)      0.42       0.45       0.02      (0.55)
                                                           ------     ------     ------     ------     ------
   Total from investment operations .................       0.30       0.80       0.84       0.43      (0.14)
                                                           ------     ------     ------     ------     ------
Less distributions (note 10):
   Dividends from net investment income .............      (0.36)     (0.38)     (0.40)     (0.42)     (0.42)
   Distributions from capital gains .................      (0.02)     (0.02)     (0.01)        --      (0.02)
                                                           ------     ------     ------     ------     ------
   Total distributions ..............................      (0.38)     (0.40)     (0.41)     (0.42)     (0.44)
                                                           ------     ------     ------     ------     ------
Net asset value, end of period ......................      $11.03     $11.11     $10.71     $10.28     $10.27
                                                           ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ..........       2.77%      7.67%      8.26%      4.27%     (1.38)%

Ratios/supplemental data
   Net assets, end of period (in millions) ..........       $43.9      $25.9      $12.7      $5.8       $3.0
   Ratio of expenses to average net assets ..........       1.55%      1.55%      1.56%      1.55%      1.56%
   Ratio of net investment income to
      average net assets ............................       3.22%      3.56%      3.70%      4.03%      3.84%
   Portfolio turnover rate ..........................        12%        11%        17%        20%        16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........       1.54%      1.54%      1.54%      1.54%      1.53%


                                                                                CLASS Y
                                                           --------------------------------------------------
                                                                        YEAR ENDED SEPTEMBER 30,
                                                           --------------------------------------------------
                                                            2003       2002       2001       2000       1999
                                                           ------     ------     ------     ------     ------
Net asset value, beginning of period ................      $11.11     $10.72     $10.28     $10.27     $10.85
                                                           ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income + ..........................       0.47       0.49       0.50       0.52       0.52
   Net gain (loss) on securities (both
     realized and unrealized) .......................      (0.06)      0.41       0.45       0.01      (0.56)
                                                           ------     ------     ------     ------     ------
   Total from investment operations .................       0.41       0.90       0.95       0.53      (0.04)
                                                           ------     ------     ------     ------     ------
Less distributions (note 10):
   Dividends from net investment income .............      (0.47)     (0.49)     (0.50)     (0.52)     (0.52)
   Distributions from capital gains .................      (0.02)     (0.02)     (0.01)        --      (0.02)
                                                           ------     ------     ------     ------     ------
   Total distributions ..............................      (0.49)     (0.51)     (0.51)     (0.52)     (0.54)
                                                           ------     ------     ------     ------     ------
Net asset value, end of period ......................      $11.03     $11.11     $10.72     $10.28     $10.27
                                                           ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ..........       3.80%      8.65%      9.45%      5.32%     (0.39)%

Ratios/supplemental data
   Net assets, end of period (in millions) ..........       $37.1      $31.2      $23.8      $20.5      $17.0
   Ratio of expenses to average net assets ..........       0.56%      0.56%      0.57%      0.56%      0.56%
   Ratio of net investment income to
     average net assets .............................       4.26%      4.59%      4.76%      5.08%      4.86%
   Portfolio turnover rate ..........................        12%        11%        17%        20%        16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........       0.55%      0.54%      0.55%      0.54%      0.53%

-------------
+ Per share amounts have been calculated using the monthly average shares method.


                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                   NUMBER OF
                             POSITIONS                                             PORTFOLIOS      OTHER DIRECTORSHIPS
                             HELD WITH                                              IN FUND        HELD BY TRUSTEE
NAME,                        TRUST AND           PRINCIPAL                          COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                   LENGTH OF           OCCUPATION(S)                      OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH            SERVICE(3)          DURING PAST 5 YEARS               BY TRUSTEE      INDICATED OTHERWISE.)
-----------------            -------             -------------------               ----------      ----------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann             Chairman            Founder and Chairman of the           12          Director or trustee, OCC
New York, NY                 of the Board        Board, Aquila Management                          Accumulation Trust, Oppenheimer
(05/12/29)                   of Trustees         Corporation, the sponsoring                       Quest Value Funds Group,
                             since 1985          organization and Manager or                       Oppenheimer Small Cap Value
                                                 Administrator and/or Adviser or                   Fund, Oppenheimer Midcap Fund,
                                                 Sub-Adviser to each fund of the                   and Oppenheimer Rochester Group
                                                 Aquila(sm) Group of Funds(5) and                  of Funds.
                                                 Founder, Chairman of the Board
                                                 of Trustees and (currently or
                                                 until 1998) President of each
                                                 since its establishment,
                                                 beginning in 1984; Director of
                                                 the Distributor since 1981 and
                                                 formerly Vice President or
                                                 Secretary, 1981-1998; President
                                                 and a Director, STCM Management
                                                 Company, Inc., sponsor and
                                                 investment adviser to Capital
                                                 Cash Management Trust since
                                                 1973; Trustee Emeritus, Brown
                                                 University and active in
                                                 university, school and
                                                 charitable organizations.

Diana P. Herrmann            Trustee since       President and Chief Operating          7          None
New York, NY                 1994 and            Officer of the Manager since
(02/25/58)                   President           1997, a Director since 1984,
                             since 1998          Secretary since 1986 and
                                                 previously its Executive Vice
                                                 President, Senior Vice President
                                                 or Vice President, 1986-1997;
                                                 President, Senior Vice President
                                                 or Executive Vice President of
                                                 funds in the Aquila(sm) Group of
                                                 Funds since 1986; Director of
                                                 the Distributor since 1997;
                                                 trustee, Reserve Money-Market
                                                 Funds, 1999-2000 and Reserve
                                                 Private Equity Series,
                                                 1998-2000; active in mutual fund
                                                 and trade organizations and in
                                                 charitable and volunteer
                                                 organizations.

Raymond H. Lung              Trustee since       Retired; trustee, Qualivest            1          None
Portland, OR                 1992                Group of Funds, 1994-1997;
(12/24/26)                                       former Executive Vice President
                                                 and Executive Trust Officer,
                                                 U.S. National Bank of Oregon;
                                                 previously active in bank trade
                                                 organizations and director of
                                                 certain Pacific Northwest
                                                 companies.

John W. Mitchell             Trustee since       Principal of M & H Economic            1          None
Portland, OR                 1999                Consultants; Economist, Western
(07/13/44)                                       Region, for U. S. Bancorp since
                                                 1998; Chief Economist, U.S.
                                                 Bancorp, Portland, Oregon,
                                                 1983-1998; member, Oregon
                                                 Governor's Council of Economic
                                                 Advisors, 1984-1998; Chairman,
                                                 Oregon Governor's Technical
                                                 Advisory Committee for Tax
                                                 Review in 1998.

NON-INTERESTED TRUSTEES

Gary C. Cornia               Trustee since       Professor, Marriott School of          4          None
Orem, UT                     2002                Management, Brigham Young
(06/24/48)                                       University, 1980-present;
                                                 President, the National Tax
                                                 Association; Chair of the
                                                 Executive Committee, the
                                                 International Center for Land
                                                 Policy Studies and Training
                                                 Institute, Taipei, Taiwan;
                                                 formerly Associate Dean,
                                                 Marriott School of Management,
                                                 Brigham Young University,
                                                 1991-2000; Chair, Utah
                                                 Governor's Tax Review Committee,
                                                 1993-2003; member, Governor's
                                                 Tax Review Committee since 2003;
                                                 Faculty Associate, the Land
                                                 Reform Training Institute,
                                                 Taipei, Taiwan and The Lincoln
                                                 Institute of Land Policy,
                                                 Cambridge, Massachusetts.

David B. Frohnmayer          Trustee since       President, University of Oregon        1          Umpqua Holding
Eugene, OR                   1997                since 1994; former Dean of the                    Company
(07/09/40)                                       University of Oregon Law School
                                                 and former Attorney General of
                                                 the State of Oregon.

James A. Gardner             Trustee since       President, Gardner Associates,         1          None
Terrebonne, OR               1986                an investment and real estate
(07/06/43)                                       firm, since 1989; Partner, the
                                                 Canyons Ranch, a real estate
                                                 firm, since 1991; President
                                                 Emeritus, Lewis and Clark
                                                 College and Law School;
                                                 director, Oregon High Desert
                                                 Museum since 1989, Vice Chairman
                                                 since 2002; active in civic,
                                                 business, educational and church
                                                 organizations in Oregon.

Edmund P. Jensen             Trustee since       President and CEO, VISA                1          None
Portland, OR                 2003                International, 1994-1999;
(4/13/37)                                        director: Phoenix Technologies,
                                                 a Tech/BIOS company, 2000 -
                                                 present; BMG-Select, a software
                                                 company, 2000 - present;
                                                 Corillian Corp., a banking
                                                 software company, 2000 - 2002;
                                                 Trintech, a payment software
                                                 company, 1999 - 2002.

Patricia L. Moss             Trustee since       President and Chief Executive          1          Cascade Bancorp and
Bend, OR                     2002                Officer, Cascade Bancorp & Bank                   Bank of the Cascades
(07/23/53)                                       of the Cascades since 1998, and
                                                 Executive Vice President &
                                                 director, Chief Financial
                                                 Officer, Chief Operating
                                                 Officer, 1987-1998; active in
                                                 community and educational
                                                 organizations.

Ralph R. Shaw                Trustee since       President, Shaw Management             1          Schnitzer Steel Industries,
Portland, OR                 2000                Company, an investment                            Inc., Magni Systems, Inc.,
(08/23/38)                                       counseling firm, since 1980,                      Severon Corporation (formerly
                                                 General Partner, Shaw Venture                     Micromonitors, Inc.), Integra
                                                 Partners since 1983, Shaw                         Telecom, Inc. (formerly OGIT
                                                 Venture Partners II since 1987                    Communications, Inc.), Dendreon
                                                 and Shaw Venture Partners III                     Corporation (formerly Activated
                                                 since 1994 (US Bancorp, parent                    Cell Therapy, Inc.), LaTIS,
                                                 of the Sub-Adviser, is a limited                  Inc., Telestream, Inc., 3PF.com,
                                                 partner in the last three                         Inc. (formerly ComAlliance,
                                                 ventures).                                        Inc.), BMG Seltec Corp.

Nancy Wilgenbusch            Trustee since       President, Marylhurst University       1          Chair, Oregon Regional Advisory
Marylhurst, OR               2002                since 1984; member, Ethics                        Board for PacifiCorp ; member,
(09/17/47)                                       Committee of the American                         PacifiCorp Advisory Board for
                                                 Institute of Certified Public                     Scottish Power, an international
                                                 Accountants; active board member                  energy company; member, West
                                                 of a number of civic                              Coast Bank's Board; director,
                                                 organizations.                                    Cascade Corporation, a leading
                                                                                                   international manufacturer of
                                                                                                   lift truck attachments; former
                                                                                                   Chair, Portland Branch of the
                                                                                                   Federal Reserve Bank of San
                                                                                                   Francisco.


OFFICERS

James M. McCullough          Senior Vice         Senior Vice President or Vice         N/A         N/A
Portland, OR                 President           President of Aquila Rocky
(06/11/45)                   since 1999          Mountain Equity Fund and four
                                                 Aquila Bond Funds; Senior Vice
                                                 President of the Distributor
                                                 since 2000; Director of Fixed
                                                 Income Institutional Sales, CIBC
                                                 Oppenheimer & Co. Inc., Seattle,
                                                 WA, 1995-1999.

Jerry G. McGrew              Senior Vice         President of the Distributor          N/A         N/A
New York, NY                 President since     since 1998, Registered Principal
(06/18/44)                   2002                since 1993, Senior Vice
                                                 President, 1997-1998 and Vice
                                                 President, 1993-1997; Senior
                                                 Vice President, Aquila Rocky
                                                 Mountain Equity Fund and five
                                                 Aquila Bond Funds since 1995;
                                                 Vice President, Churchill Cash
                                                 Reserves Trust, 1995-2001.

Sally J. Church              Vice President      Vice President, Tax-Free Trust        N/A         N/A
Portland, OR                 since 2002          of Oregon since 2002 and
(10/17/48)                                       1989-1997; retired, 1997-2002;
                                                 Vice President of Aquila
                                                 Cascadia Equity Fund, 1996-1997.

Christine L. Neimeth         Vice President      Vice President of Aquila Rocky        N/A         N/A
Portland, OR                 since 1998          Mountain Equity Fund and
(02/10/64)                                       Tax-Free Trust of Oregon;
                                                 Management Information Systems
                                                 consultant, Hillcrest Ski and
                                                 Sport, 1997; Institutional
                                                 Municipal Bond Salesperson,
                                                 Pacific Crest Securities, 1996;
                                                 active in college alumni and
                                                 volunteer organizations.

Joseph P. DiMaggio           Chief Financial     Chief Financial Officer of the        N/A         N/A
New York, NY                 Officer since       Aquila(sm) Group of Funds since
(11/06/56)                   2003 and            2003 and Treasurer since 2000;
                             Treasurer since     Controller, Van Eck Global
                             2000                Funds, 1993-2000.

Edward M. W. Hines           Secretary since     Partner, Hollyer Brady Smith &        N/A         N/A
New York, NY                 1985                Hines LLP, legal counsel to the
(12/16/39)                                       Trust, since 1989; Secretary of
                                                 the Aquila(sm) Group of Funds.

Robert W. Anderson           Assistant           Compliance Officer of the             N/A         N/A
New York, NY                 Secretary           Manager since 1998 and Assistant
(08/23/40)                   since 2000          Secretary of the Aquila(sm) Group
                                                 of Funds since 2000; trustee,
                                                 Alpha Strategies Fund since
                                                 July, 2002; Consultant, The
                                                 Wadsworth Group, 1995-1998.

John M. Herndon              Assistant           Assistant Secretary of the            N/A         N/A
New York, NY                 Secretary since     Aquila(sm) Group of Funds since
(12/17/39)                   1995                1995 and Vice President of the
                                                 four Aquila Money-Market Funds
                                                 since 1990; Vice President of
                                                 the Manager since 1990.

Lori A. Vindigni             Assistant           Assistant Treasurer of the            N/A         N/A
New York, NY                 Treasurer since     Aquila(sm) Group of Funds since
(11/02/66)                   2000                2000; Assistant Vice President
                                                 of the Manager since 1998; Fund
                                                 Accountant for the Aquila(sm)
                                                 Group of Funds, 1995-1998.

-------------

(1)  The  Trust's  Statement  of  Additional   Information  includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Oregon, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other. Mr. Lung and Mr. Mitchell are interested persons as security holders of the Sub-Adviser's parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquila(sm) Group of Funds."

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on May 19, 2003. The holders of shares representing approximately 82% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                                Number of Votes:

        TRUSTEE                      FOR                WITHHELD
        -------                      ---                --------

        Lacy B. Herrmann             30,708,149         289,072
        Gary C. Cornia               30,762,839         234,382
        David B. Frohnmayer          30,712,191         285,031
        James A. Gardner             30,721,340         275,881
        Diana P. Herrmann            30,701,935         295,286
        Raymond H. Lung              30,727,020         270,201
        John W. Mitchell             30,753,889         243,332
        Patricia L. Moss             30,784,666         212,555
        Ralph R. Shaw                30,763,318         233,903
        Nancy Wilgenbusch            30,764,631         232,590

2. To ratify the selection of KPMG LLP as the Trust's independent auditors.

                                Number of Votes:

        FOR                          AGAINST            ABSTAIN
        ---                          -------            -------
        30,415,913                   113,083            468,225



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended September 30, 2003, $16,853,873 of dividends paid by Tax-Free Trust of Oregon, constituting 95.20% of total dividends paid during fiscal 2003, were exempt-interest dividends; $820,660 of dividends paid by the Trust constituting 4.64% of total dividends paid during the fiscal year were capital gain distributions; and the balance was ordinary dividend income.

     Prior to January 31, 2004, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2003 CALENDAR YEAR.

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.



INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. BANCORP ASSET MANAGEMENT, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Gary C. Cornia
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Edmund P. Jensen
  Raymond H. Lung
  John W. Mitchell
  Patricia L. Moss
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  760 Moore Road
  King of Prussia, Pennsylvania 19406

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT AUDITORS
  KPMG LLP
  757 Third Avenue
  New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

SEPTEMBER 30, 2003

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Oregon: a square with two pine trees in front of a mountain]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                           AQUILA(SM) GROUP OF FUNDS


ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2003 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial
Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
December 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
December 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
December 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
December 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
December 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
December 8, 2003



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.